Future accounting developments	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Future accounting developments
4.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 4 of the audited consolidated financial statements in the 2025 Annual Report.